UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207

Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2484

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC               8/9/05
    -----------------------         -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:  $ 57,945 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                      com   00080S101      $448,250      55,000    sole                            55,000
CABLEVISION SYSTEMS CORP CL A    com   12686C109    $2,093,000      65,000    sole                            65,000
DANIELSON HOLDING CORP           com   236274106    $2,055,817     168,925    sole                           168,925
FIRST ACCEPTANCE CORP            com   318457108    $1,450,218     153,300    sole                           153,300
GENCORP INC -W/RTS TO PUR PFD    com   368682100    $2,311,200     120,000    sole                           120,000
MASSEY ENERGY CORP               com   576206106      $565,800      15,000    sole                            15,000
MI DEVELOPMENTS INC SUB VTG      com   55304X104    $1,599,585      50,700    sole                            50,700
MIKOHN GAMING CORP               com   59862K108      $787,787      53,500    sole                            53,500
TELEWEST GLOBAL INC              com   87956T107    $1,594,600      70,000    sole                            70,000
WESTSIDE ENERGY CORPORATION      com   96149R100    $1,417,500     350,000    sole                           350,000
***FOSTER WHEELER LTD            com   020755504    $1,179,600      60,000    sole                            60,000
CAMECO CORP                      com   13321L108    $1,790,000      40,000    sole                            40,000
LIFE TIME FITNESS INC            com   53217R207    $2,329,510      71,000    sole                            71,000
XM SATELLITE RADIO HLDGS INC     com   983759101    $1,346,400      40,000    sole                            40,000
INTERSTATE BAKERIES CORP-DEL     com   46072H108      $711,515     101,500    sole                           101,500
BKF CAP GROUP INCCO              com   05548G102    $1,516,400      40,000    sole                            40,000
BARNES & NOBLE INC               com   067774109    $1,649,000      42,500    sole                            42,500
RH DONNELLEY CORP                com   74955W307      $929,700      15,000    sole                            15,000
MORGAN STANLEY DEAN WITTER       com   617446448    $2,098,800      40,000    sole                            40,000
LAIDLAW INTERNATIONAL INC        com   50730R102      $964,000      40,000    sole                            40,000
COSI INC                         com   22122P101    $1,173,000     170,000    sole                           170,000
TRIAC COMPANIES INC-CL A         com   895927101    $2,057,580     127,800    sole                           127,800
TRIARC COS INC                   com   895927309      $148,600      10,000    sole                            10,000
ALTRIA GROUP INC                 com   02209S103      $969,900      15,000    sole                            15,000
UST INC                          com   902911106    $1,826,400      40,000    sole                            40,000
NORDSON CORP                     com   655663102      $538,196      15,700    sole                            15,700
TYCO INTERNATIONAL LTD NEW       com   902124106      $876,000      30,000    sole                            30,000
TERRA INDUSTRIES INC             com   880915103      $272,400      40,000    sole                            40,000
DIRECTV GROUP INC                com   2549L106     $2,015,000     130,000    sole                           130,000
STARWOOD LODGING TR-COMBINED     com   85590A203    $1,464,250      25,000    sole                            25,000
ARMOR HOLDINGS INC               com   42260109       $594,150      15,000    sole                            15,000
WALTER INDUSTRIES INC NEW        com   93317Q105      $603,000      15,000    sole                            15,000
***FORDING INC                   com   345425102    $2,305,000      25,000    sole                            25,000
DELTA PETE CORP                  com   247907207      $706,000      50,000    sole                            50,000
BANC CORP                        com   05944B103      $211,600      20,000    sole                            20,000
LIONS GATE ENTERTAINMENT COR     com   535919203      $769,500      75,000    sole                            75,000
NEW FRONTIER MEDIA INC           com   644398109      $631,750      95,000    sole                            95,000
RETAIL VENTURES INC              com   76128Y102      $954,800      70,000    sole                            70,000
***OPTIMAL ROBOTICS CORP-CL A    com   683388R208     $646,000      40,000    sole                            40,000
BMC SOFTWARE INC                 com   55921100       $718,000      40,000    sole                            40,000
EMC CORP-MASS                    com   268648102      $959,700      70,000    sole                            70,000
MICROSOFT CORP                   com   594918104      $993,600      40,000    sole                            40,000
SIEBEL SYSTEMS INC               com   826170102    $1,112,500     125,000    sole                           125,000
ALLEGHENEY ENERGY INC            com   17361106       $882,700      35,000    sole                            35,000
CENTERPOINT ENERGY INC           com   15189T107    $1,545,570     117,000    sole                           117,000
DOMINION RESOURCES INC VA        com   25746U109      $733,900      10,000    sole                            10,000
EXELON CORP                      com   3016N101     $1,026,600      20,000    sole                            20,000
NORTHWESTERN CORP                com   668074305    $1,260,800      40,000    sole                            40,000
***WMC RESOURCES LTD             com   92928R106    $1,109,396      46,100    sole                            46,100